Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the Company does not time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events. Other than the RSUs and PSUs granted in March 2025, no additional equity awards were granted to our NEOs during Fiscal Year 2025
Award Timing Method	The Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the Company does not time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events. Other than the RSUs and PSUs granted in March 2025, no additional equity awards were granted to our NEOs during Fiscal Year 2025
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information and the Company does not time the release of material nonpublic information based on equity award grant dates, vesting events, or sale events